Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets and Liabilities [Abstract]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
						Amortization Schedule
	Amount Acquired	Accumulated amortization as of December 31, 2011	Amortization for the year ended December 31, 2012	2013	2014	2015	2016	2017 and thereafter

Trade names	$9,145	$3,555	$878	$877	$877	$877	$877	$1,204
Software	5,888	2,416	565	565	565	565	565	647

Total Intangible Assets, net	$15,033	$5,971	$1,443	$1,442	$1,442	$1,442	$1,442	$1,851

Above-market acquired time charters and drilling contracts	$62,373	$22,271	$20,527	$10,759	$ 7,443	$ 1,373	-	-